Other Long-Term Assets	6 Months Ended
Jun. 30, 2011
Other Assets Noncurrent [Abstract]
Other Long-Term Assets
	At June 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Investments in associates - unlisted	6	7
Investments in associates - listed	5	3
Investments in equity accounted joint ventures	634	601
Carrying value of equity method investments	645	611

Investment in marketable equity securities - available for sale	103	124
Investment in marketable debt securities - held to maturity	12	13
Investment in non-marketable assets - held to maturity	2	2
Cost method investment	9	9
Investment in non-marketable debt securities - held to maturity	100	89
Restricted cash	25	33
Other non-current assets	185	192
	1,081	1,073

Investments in associates

During the six months ended June 30, 2011, the Company fully impaired its investment in Orpheo (Proprietary) Limited. An impairment loss of $2 million (net of tax of $nil million) was recognized and the impairment loss is reflected in equity income in associates for the first half of 2011.

Investment in marketable equity securities - available for sale

Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	41	35
Gross unrealized gains	63	89
Gross unrealized losses	(1)	-
Fair value (net carrying value)	103	124

	Six months ended June 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Other-than-temporary impairments recognized. See note F. (1)	2	-

The Company holds various equities as strategic investments in gold exploration companies. Four of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

(1)	Impairment relating to available for sale investments in marketable equity securities included:

	Village Main Reef Limited shares (South Africa)	2	-

	The impairment resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement.

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months
			Total

	(in US Dollars, millions)

At June 30, 2011

Aggregate fair value of investments with unrealized losses	5	-	5
Aggregate unrealized losses	(1)	-	(1)

At December 31, 2010
Aggregate fair value of investments with unrealized losses	4	-	4
Aggregate unrealized losses	-	-	-

		At June 30,	At December 31,
		2011	2010
		(unaudited)
		(in US Dollars, millions)

	Investment in marketable debt securities - held to maturity	12	13
	Investments in marketable debt securities represent held to maturity government bonds held by the Environmental Rehabilitation Trust Fund with a total fair value of $14 million (2010: $14 million) and gross unrealized gains of $2 million (2010: $1 million).

	Investment in non-marketable assets - held to maturity	2	2
	Investments in non-marketable assets represent secured loans and receivables secured by pledge of assets.

	Cost method investment	9	9
	The cost method investment mainly represent shares held in XDM Resources Limited. (2)

	Investment in non-marketable debt securities - held to maturity	100	89
	Investments in non-marketable debt securities represent the held to maturity fixed-term deposits required by legislation for the Environmental Rehabilitation Trust Fund and Nufcor Uranium Trust Fund.

	As at June 30, 2011 the contractual maturities of debt securities were as follows:

	Marketable debt securities

	Up to three years	1
	Three to seven years	11
		12

	Non-marketable debt securities

	Less than one year	100

	Restricted cash	25	33
	Restricted cash represent cash balances held by Environmental Rehabilitation Trust Fund and Environmental Protection Bond.

	Financing receivables
	Loans of $10 million (2010: $8 million) are included in other long-term assets and loans of $3 milllion (2010: $nil million) are included in other debtors. There are no allowances for credit losses relating to these loans. Credit quality of loans is monitored on an ongoing basis.

(2)	The fair value is not estimated as there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment and it is not practicable to estimate the fair value of the investment.